Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Equity Transactions
Schedule of earnings allocation applies to Partnership's earnings

Allocation of GasLog Partners’ profit/(loss)	2020	2021
Partnership’s profit/(loss) attributable to:
Common unitholders	25,970	(23,486)
General partner	561	(482)
Preference unitholders	30,328	29,694
Total	56,859	5,726
Partnership’s profit/(loss) allocated to GasLog	8,622	(7,127)
Partnership’s profit allocated to non-controlling interests	48,237	12,853
Total	56,859	5,726